CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Jul. 02, 2011
CONSOLIDATED BALANCE SHEETS
Preferred Stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, shares authorized	1,000,000	1,000,000
Preferred Stock, shares issued	1	1
Preferred Stock, shares outstanding	1	1
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, shares authorized	1,000,000,000	1,000,000,000
Common Stock, shares issued	232,000,000	228,000,000
Common Stock, shares outstanding	232,000,000	228,000,000